INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes

11.	INCOME TAXES
The components of income tax benefit/(expense) are as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Current tax expense	(520)	(1,445)	(375)
Deferred tax benefit/(expense)	958	5	(204)
Total income tax benefit/(expense)	438	(1,440)	(579)

The income taxes for the years ended December 31, 2022, 2021 and 2020 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Effect of movement in deferred tax balances	958	5	(204)
Effect of adjustments in respect of current tax in prior periods	346	(232)	40
Effect of taxable income in various countries	(866)	(1,213)	(415)
Total tax benefit/(expense)	438	(1,440)	(579)

Jurisdictions open to examination

The earliest tax years that remain subject to examination by the major taxable jurisdictions in which we operate are: 2021 (UK and Croatia), 2018 (Norway) and 2019 (Mauritania/Senegal).

Deferred taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and pensions.

As of December 31, 2022, we have a deferred tax liability of $0.4 million (2021: $0.6 million).